Revenue - Additional Information (Detail) - MXN ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Accounts receivable derived from customer contracts	$ 97,934,559	$ 68,382,413